---------------------------------------------------ORBITEX-Registered Trademark-
                                                           GROUP OF FUNDS

FUNDS DISTRIBUTOR, INC., DISTRIBUTOR





                                                   ANNUAL REPORT  APRIL 30, 1999

                                                   THE
                                                  ORBITEX-Registered Trademark-
                                                   GROUP OF FUNDS

                                                   ORBITEX
                                                   STRATEGIC
                                                   NATURAL
                                                   RESOURCES
                                                   FUND

                                                   ORBITEX
                                                   INFO-TECH &
                                                   COMMUNICATIONS
                                                   FUND

                                                   ORBITEX
                                                   GROWTH
                                                   FUND


              THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION UNLESS
                    PRECEEDED OR ACCOMPANIED BY A PROSPECTUS.

Letter from the Management of the Orbitex Group of Funds                       1
--------------------------------------------------------------------------------

-----------------------------------------
Dear Shareholder:
-----------------------------------------

We are pleased to provide you with
-----------------------------------------
the Annual Report of the Orbitex Group
-----------------------------------------
of Funds for the 12 months ended
-----------------------------------------
April 30, 1999.
-----------------------------------------


The three equity Funds reflected the upward trending equity markets in general. Two of the Funds, in particular, delivered strong performance relative to their benchmarks. We believe the Funds are well positioned to take advantage of continuing growth of the domestic U.S. economy, as well as the economic resurgence underway in emerging markets around the world. Assets of two Orbitex Funds, the Asian Select Advisors Funds and the Asian High Yield Fund, were returned to shareholders due to the severe economic conditions in Asia.

     The Orbitex Group of Funds are pleased to announce the introduction of two new equity portfolios, the Orbitex Focus 30 Fund and the Orbitex Health & Biotechnology Fund.

     Thank you for choosing the Orbitex Group of Funds to help meet your investment goals. Should you have any questions or wish to learn more about any of the Funds, please contact your investment professional or the Orbitex Group of Funds at 1-888-ORBITEX (672-4839).

Sincerely,

/s/ Richard Stierwalt

RICHARD STIERWALT
CHIEF EXECUTIVE OFFICER
ORBITEX MANAGEMENT, INC.

Performance Highlights
--------------------------------------------------------------------------------


TOTAL RETURNS AS OF APRIL 30, 1999

                                                        1 YEAR         SINCE INCEPTION         INCEPTION DATE
---------------------------------------------------------------------------------------------------------------
         ORBITEX
        STRATEGIC      Class A Shares                   (12.22%)            (1.86%)                10/23/97
         NATURAL       (incl. max. 5.75% sales charge)
        RESOURCES
          FUND         Class B Shares                      NA               26.92%                  9/21/98

---------------------------------------------------------------------------------------------------------------

        ORBITEX        Class A Shares                    48.36%             54.51%                 10/22/97
       INFO-TECH       (incl. max. 5.75% sales charge)
           &
     COMMUNICATIONS    Class B Shares                      NA               68.67%                  9/16/98
         FUND

---------------------------------------------------------------------------------------------------------------

        ORBITEX        Class A Shares                     2.82%             14.46%                 10/22/97
         GROWTH        (incl. max. 5.75% sales charge)
         FUND
                       Class B Shares                      NA               18.61%                  9/16/98

---------------------------------------------------------------------------------------------------------------

Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Advisor (Orbitex Management, Inc.), the Distributor (Funds Distributor, Inc.) and the Administrator and Custodian (State Street Bank and Trust Company) not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Results represent past performance and do not indicate future results. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor's original cost.

--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

These charts illustrate a comparison of a hypothetical investment of $10,000 in each of the Orbitex Group of Funds (assumes reinvestment of all dividends and distributions and a one-time sales charge) versus the Fund's benchmark index.

                                     [GRAPH]

                Strategic Natural
                 Resources Fund             Lipper Natural
            (incl. 5.75% sales charge)   Resources Fund Category  S&P 500 Index
-------------------------------------------------------------------------------
10/23/97         $9,425.00                 $10,000.00                $10,000.00
11/30/97         $8,912.67                  $9,087.00                $10,463.00
12/31/97         $8,760.59                  $9,011.00                $10,643.00
01/31/98         $8,666.47                  $8,645.00                $10,760.00
02/28/98         $8,995.73                  $9,001.00                $11,536.00
03/31/98         $9,631.91                  $9,332.00                $12,127.00
04/30/98         $9,834.06                  $9,620.00                $12,249.00
05/31/98         $9,831.43                  $8,420.00                $11,587.00
06/30/98         $9,396.02                  $7,960.00                $12,058.00
07/31/98         $8,197.06                  $7,143.00                $11,929.00
08/31/98         $6,878.21                  $5,767.00                $10,207.00
09/30/98         $7,799.51                  $6,747.00                $10,858.00
10/31/98         $7,988.82                  $6,992.00                $11,742.00
11/30/98         $7,471.38                  $6,684.00                $12,454.00
12/31/98         $7,506.14                  $6,545.00                $13,171.00
01/31/99         $7,201.32                  $6,235.00                $13,721.00
02/28/99         $7,271.57                  $6,068.00                $13,295.00
03/31/99         $8,294.54                  $6,961.00                $13,827.00
04/30/99         $9,721.49                  $8,176.00                $14,362.00

STRATEGIC NATURAL RESOURCES FUND

The Lipper Natural Resources Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds having this investment objective, and is compiled by Lipper, Inc.


                                     [GRAPH]

                   Info-Tech &
               Communications Fund      Lipper Science &
            (incl. 5.75% sales charge)  Technology Index          S&P 500 Index
-------------------------------------------------------------------------------
10/22/97          $9,425.00                $10,000.00                $10,000.00
11/30/97          $8,878.35                 $9,895.00                $10,463.00
12/31/97          $8,859.50                 $9,548.00                $10,643.00
01/31/98          $9,081.56                 $9,788.00                $10,760.00
02/28/98         $10,706.80                $10,931.00                $11,536.00
03/31/98         $11,498.50                $11,158.00                $12,127.00
04/30/98         $12,327.90                $11,609.00                $12,249.00
05/31/98         $11,611.60                 $9,780.00                $11,587.00
06/30/98         $12,918.53                $10,352.00                $12,058.00
07/31/98         $12,987.65                $10,255.00                $11,929.00
08/31/98         $10,656.53                 $8,330.00                $10,207.00
09/30/98         $11,077.52                 $9,313.00                $10,858.00
10/31/98         $12,239.93                $10,024.00                $11,742.00
11/30/98         $12,786.58                $11,147.00                $12,454.00
12/31/98         $13,481.90                $12,950.00                $13,171.00
01/31/99         $16,163.06                $14,628.00                $13,721.00
02/28/99         $15,567.25                $13,101.00                $13,295.00
03/31/99         $17,189.89                $14,436.00                $13,827.00
04/30/99         $19,408.40                $14,617.00                $14,362.00

INFO-TECH & COMMUNICATIONS FUND

The Lipper Science and Technology Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds having this investment objective, and is compiled by Lipper, Inc.


                                     [GRAPH]

                 Growth Fund
            (incl. 5.75% sales charge)  S&P 500 Index
-----------------------------------------------------
10/22/97          $9,425.00                $10,000.00
11/30/97          $9,758.02                $10,463.00
12/31/97          $9,940.23                $10,643.00
01/31/98          $9,557.71                $10,760.00
02/28/98         $10,499.45                $11,536.00
03/31/98         $10,970.70                $12,127.00
04/30/98         $11,266.02                $12,249.00
05/31/98         $11,002.12                $11,587.00
06/30/98         $11,485.93                $12,058.00
07/31/98         $11,705.85                $11,929.00
08/31/98          $9,695.18                $10,207.00
09/30/98         $10,122.45                $10,858.00
10/31/98         $10,468.03                $11,742.00
11/30/98         $10,857.60                $12,454.00
12/31/98         $11,346.23                $13,171.00
01/31/99         $12,156.20                $13,721.00
02/28/99         $11,682.07                $13,295.00
03/31/99         $12,617.16                $13,827.00
04/30/99         $12,287.90                $14,362.00

GROWTH FUND

The S&P 500-Registered Trademark- Index is an unmanaged index. Index returns assume reinvestment of dividends; unlike the Fund's returns, however, they do not reflect any fees or expenses.

Letter from Fund Management   ORBITEX STRATEGIC NATURAL RESOURCES FUND
--------------------------------------------------------------------------------

-----------------------------------------
Dear Shareholder:
-----------------------------------------

The Orbitex Strategic Natural Resources
-----------------------------------------
Fund outperformed the Lipper Natural
-----------------------------------------
Resources Funds Average for the 12
-----------------------------------------
months ended April 30, 1999. The Fund's
-----------------------------------------
total return (Class A shares) was (6.86%)
-----------------------------------------
versus (11.47%) for the Lipper average.
-----------------------------------------
The Fund seeks to achieve capital growth
-----------------------------------------
through a flexible policy of investing
-----------------------------------------
primarily in common stock of companies
-----------------------------------------
engaged in, or supportive of, natural
-----------------------------------------
resource industries.
-----------------------------------------


TOP 10 PORTFOLIO HOLDINGS*
-----------------------------------------
Exxon Corp.                          3.9%
-----------------------------------------
Vastar Resources, Inc.               3.4%
-----------------------------------------
USX-Marathon Group                   3.2%
-----------------------------------------
Williams Companies, Inc.             2.9%
-----------------------------------------
Chevron Corp.                        2.5%
-----------------------------------------
Champion International Corp.         2.3%
-----------------------------------------
Reynolds Metals Co.                  2.2%
-----------------------------------------
Royal Dutch Petroleum Co.            2.1%
-----------------------------------------
Boise Cascade Corp.                  2.1%
-----------------------------------------
Fort James Corp.                     2.0%
-----------------------------------------

All holdings as of 4/30/99. Portfolio holdings subject to change and should not be considered a recommendation to buy individual securities.

* Based on total investment value of the Fund as of 4/30/99.






INVESTMENT ENVIRONMENT The past 12 months have been difficult for most natural resource commodities and the companies that mine, drill or explore, as well as those that service the sector. Prices for oil, gas, base and precious metals, paper, steel and chemicals have collapsed. The Commodities Resource Board Index, a measure of major natural resources, fell to a 21-year low in 1998. Behind the soft commodity prices and low demand lie the deep recession in Asian emerging markets, among other factors.


PORTFOLIO POSITIONING With low commodity prices, consolidation picked up as companies sought to take advantage of low valuations and improving fundamentals. The Fund benefited from its holdings in Atlantic Richfield, Mobil, Vastar and J.R. McDermott. The economies of many Pacific Rim countries have stopped contracting and, in many instances, are now beginning to expand.

                                                                               5
--------------------------------------------------------------------------------


The Fund emphasized large capitalization, value-oriented securities across the natural resource sector. During the period, the Fund benefited from its focus on the oil, natural gas and paper industries, while underweighting precious metals, due to expected central bank sales of gold. Contributing to the Fund's performance were Exxon, BP Amoco, Enron, Williams Companies, Boise Cascade, Champion, DuPont and Alcoa. We were disappointed by returns from investments in Monsanto, Newmont Mining and Valero Energy.


INVESTMENT OUTLOOK We believe that low valuations, both relative and absolute, along with sustained global growth, will lead to a strong recovery in resource-based stocks. As global economies strengthen, demand for most commodities should also increase while supply declines. Should natural resource prices stay at current levels or trend higher, we expect to see more consolidations, restructuring and joint ventures. We believe that international economic activity will increase, which should benefit our Fund.


Sincerely,


KONRAD KRILL
PORTFOLIO MANAGER


[GRAPHIC]

PORTFOLIO COMPOSITION*
STEEL                            2.88%
SHORT-TERM INVESTMENTS           4.05%
MINING                           5.49%
PETROLEUM SERVICES               4.56%
OIL                              8.44%
PAPER & RELATED PRODUCTS         8.60%
OIL & GAS DRILLING               4.98%
OIL FIELD SERVICES               3.08%
OIL FIELD MACHINE &
 EQUIPMENT MANUFACTURING         1.20%
OIL & GAS EXPLORATION
 AND PRODUCTION                 21.99%
LIFE SCIENCES                    1.87%
INTERNATIONAL OIL               14.33%
GOLD                             1.62%
ALUMINUM                         4.12%
GAS & PIPELINE UTILITIES         4.16%
ELECTRONICS                      1.78%
BUILDING CONSTRUCTION            0.98%
ELECTRIC UTILITIES               1.45%
CHEMICALS                        4.42%

* Based on total investment value of the Fund as of 4/30/99.

Letter from Fund Management   ORBITEX INFO-TECH & COMMUNICATIONS FUND
--------------------------------------------------------------------------------

-----------------------------------------
Dear Shareholder:
-----------------------------------------

The Orbitex Info-Tech & Communications
-----------------------------------------
Fund significantly outperformed the Lipper
-----------------------------------------
Science & Technology Funds Average for
-----------------------------------------
the 12 months ended April 30, 1999. The
-----------------------------------------
Fund's total return (Class A shares) was
-----------------------------------------
57.43% compared with 38.51% for the
-----------------------------------------
Lipper average. The Fund seeks to achieve
-----------------------------------------
superior long-term capital growth through
-----------------------------------------
selective investment in companies
-----------------------------------------
engaged in the communication, informa-
-----------------------------------------
tion and related technology industries.
-----------------------------------------

TOP 10 PORTFOLIO HOLDINGS*
-----------------------------------------
FORE Systems, Inc.                  5.52%
-----------------------------------------
Intermedia Communications, Inc.     4.98%
-----------------------------------------
MCI WorldCom, Inc.                  4.73%
-----------------------------------------
CIENA Corp.                         4.20%
-----------------------------------------
Applied Materials, Inc.             4.15%
-----------------------------------------
QUALCOMM, Inc.                      3.97%
-----------------------------------------
WinStar Communications, Inc.        3.86%
-----------------------------------------
ICG Communications, Inc.            3.15%
-----------------------------------------
Omnipoint Corp.                     3.04%
-----------------------------------------
CISCO Systems, Inc.                 2.94%
-----------------------------------------

All holdings as of 4/30/99. Portfolio holdings subject to change and should not be considered a recommendation to buy individual securities.

* Based on total investment value of the Fund as of 4/30/99.






INVESTMENT ENVIRONMENT Communications networks, computers, and software - the infrastructure that enables the Internet - are being deployed around the world at tremendous speed and expense. During the period, this asset base provided the support behind the valuations of many stocks within the sector. Technology is no longer about just computers and software, it is about networks.


PORTFOLIO POSITIONING By using the deployment of global networks as our timeline and analyzing the companies that might benefit, we have been able to invest successfully across a broad spectrum of network, Internet, global telephone and media companies.


We focused heavily on telecommunications companies and network stocks, which were benefiting from strong consumer demand for Internet usage and corporate demand for greater fiber optic network capacity. Names that were

                                                                               7
--------------------------------------------------------------------------------


emphasized included MCI WorldCom, AT&T, AirTouch, Omnipoint, CISCO, FORE Systems, QUALCOMM, UNIPHASE and JDS FITEL. Then, later in the year, we shifted heavily into hardware and semiconductor stocks, benefiting from positions in Dell, Microsoft, EMC, Sun Microsystems, Hewlett-Packard, PMC Sierra, and Micron Technology. Throughout the year, the Fund maintained an emphasis on Internet names, such as OzEmail (acquired by MCI WorldCom), RealNetworks, VerticalNet, and Priceline.com. Emerging market telecom stocks were largely avoided. The Fund achieved less than expected returns from our investment in Peoplesoft and Evolving Systems.


INVESTMENT OUTLOOK We believe strongly that the global deployment of communications networks, from fiber optics to wireless, has only just begun. We expect to see continued global mergers across a range of industries, extraordinary pressure on the existing computer infrastructures of corporations, and exuberant demand for high-speed networks (bandwidth) from consumers and businesses alike. This is what we call the "FutureNet," and we anticipate being fully invested in the companies that are bringing technology solutions to the marketplace.


Sincerely,


CRAIG ELLIS
PORTFOLIO MANAGER

[GRAPHIC]

PORTFOLIO COMPOSITION*
SHORT-TERM INVESTMENTS          11.95%
BROADCASTING                     4.61%
BUSINESS SERVICES                0.88%
COMPUTERS & BUSINESS EQUIPMENT   5.95%
PREFERRED STOCKS                 1.81%
ELECTRONICS                     14.48%
TELEPHONE                       20.50%
FINANCIAL SERVICES               2.01%
FOOD & BEVERAGES                 1.71%
GAS & PIPELINE UTILITIES         2.81%
NETWORKING PRODUCTS              9.51%
TELECOMMUNICATIONS SERVICES     19.75%
SOFTWARE                         4.03%

* Based on total investment value of the Fund as of 4/30/99.

Letter from Fund Management   ORBITEX GROWTH FUND
--------------------------------------------------------------------------------

-----------------------------------------
Dear Shareholder:
-----------------------------------------

In the 12 months ended April 30, 1999,
-----------------------------------------
the Fund underperformed its benchmark,
-----------------------------------------
the S&P 500-Registered Trademark- Index.
-----------------------------------------
During that period, the Fund's total
-----------------------------------------
return (Class A shares) was 9.07%, versus
-----------------------------------------
a total return of 21.82% for the S&P 500
-----------------------------------------
Index. The Fund seeks to achieve
-----------------------------------------
long-term growth of capital through
-----------------------------------------
investment in U.S. equity securities
-----------------------------------------
having significant appreciation potential,
-----------------------------------------
in the opinion of Orbitex Management, Inc.
-----------------------------------------


TOP 10 PORTFOLIO HOLDINGS*
-----------------------------------------
MCI WorldCom                        9.54%
-----------------------------------------
Citigroup Inc.                      5.14%
-----------------------------------------
Chevron Corp.                       4.77%
-----------------------------------------
Lowe's Companies, Inc.              4.32%
-----------------------------------------
Intel Corp.                         4.18%
-----------------------------------------
Staples, Inc.                       4.15%
-----------------------------------------
Lucent Technologies, Inc.           4.11%
-----------------------------------------
Home Depot, Inc.                    4.09%
-----------------------------------------
SBC Communications, Inc.            4.02%
-----------------------------------------
Pfizer, Inc.                        3.93%
-----------------------------------------

All holdings as of 4/30/99. Portfolio holdings subject to change and should not be considered a recommendation to buy individual securities.

* Based on total investment value of the Fund as of 4/30/99.






INVESTMENT ENVIRONMENT The U.S. economy continued to show incredible strength. Inflation is low. However, the strength of the economy is leading to fears that the Federal Reserve Bank will raise interest rates. We believe that the economy will cool enough to forestall any move by the Fed. The stock market had one of the most dramatic shifts in leadership during the first months of 1999 with cyclicals taking the lead from growth and technology stocks.

--------------------------------------------------------------------------------


PORTFOLIO POSITIONING The Fund uses proprietary techniques to find stocks that we believe will have exceptional potential for our clients. These techniques continued to show their value for our clients. Over the long run, the Fund will focus on the twin drivers of the economy, technology and health care. In addition, we are also positioned in key specialty and discount retailers, as well as overweighting certain natural resource stocks. These sectors contributed to the profits in the Fund. However, investments in the energy sector, including oil service stocks, were a drag on performance.


INVESTMENT OUTLOOK The outlook remains bullish for U.S. equities with low inflation, moderate earnings growth, and the possibility of lower interest rates. There will be the inevitable short-term declines, but we view these as buying opportunities in a long-term secular bull market.


Sincerely,


COURTNEY SMITH
PORTFOLIO MANAGER


[GRAPHIC]

PORTFOLIO COMPOSITION*
BROADCASTING                     2.32%
COMPUTERS & BUSINESS EQUIPMENT   4.18%
COSMETICS & TOILETRIES           2.88%
SHORT-TERM INVESTMENTS          11.89%
DIVERSIFIED MANUFACTURING        3.60%
DRUGS & HEALTH CARE              3.93%
FINANCIAL SERVICES               8.51%
TELEPHONE                       19.73%
FOOD & BEVERAGES                 3.00%
INSURANCE                        3.61%
TELECOMMUNICATIONS
 EQUIPMENT                       4.11%
INTERNATIONAL OIL                4.77%
OIL FIELD SERVICE                3.29%
SOFTWARE                        11.61%
RETAIL                          12.57%

* Based on total investment value of the Fund as of 4/30/99.

ORBITEX STRATEGIC NATURAL RESOURCES FUND                                      10
--------------------------------------------------------------------------------
Schedule of Investments
April 30, 1999
--------------------------------------------------------------------------------

                                           Shares   Market Value

-----------------------------------------------------------------
COMMON STOCKS--98.81%
ALUMINUM--4.25%
Alcoa, Inc.                                  1,500    $   93,375
Reynolds Metals Co.                          1,700       106,038
                                                    -------------
                                                         199,413
                                                    -------------
BUILDING CONSTRUCTION--1.01%
J. Ray McDermott SA (a)                      1,500        47,250
                                                    -------------
CHEMICALS--4.55%
Cytec Industries, Inc. (a)                   1,000        28,437
Du Pont (E.I.) de Nemours and Co.            1,000        70,625
Imperial Chemical Industries PLC, ADR        1,000        43,062
Potash Corp of Saskatchewan, Inc.              750        45,375
Union Carbide Corp.                            500        25,938
                                                    -------------
                                                         213,437
                                                    -------------
ELECTRIC UTILITIES--1.49%
Duke Energy Corp.                            1,250        70,000
                                                    -------------
ELECTRONICS--1.83%
Corning, Inc.                                1,500        85,875
                                                    -------------
GAS & PIPELINE UTILITIES--4.29%
Consolidated Natural Gas Co.                 1,000        59,500
Williams Companies, Inc.                     3,000       141,750
                                                    -------------
                                                         201,250
                                                    -------------
GOLD--1.67%
Agnico-Eagle Mines, Ltd.                     5,000        30,625
Homestake Mining Co.                         5,000        47,813
                                                    -------------
                                                          78,438
                                                    -------------
INTERNATIONAL OIL--14.76%
Chevron Corp.                                1,200       119,700
Mobil Corp.                                    750        78,563
Ocean Energy, Inc. (a)                       4,000        37,250
Petro-Canada                                 1,500        20,625
Ranger Oil, Ltd. (a)                        10,000        51,875
Royal Dutch Petroleum Co., NY Shares         1,750       102,703
Texaco, Inc.                                 1,000        62,750
USX-Marathon Group                           5,000       156,250
YPF Sociedad Anonima, ADR                    1,500        63,000
                                                    -------------
                                                         692,716
                                                    -------------
LIFE SCIENCES--1.93%
Monsanto Co.                                 2,000        90,500
                                                    -------------
MINING--5.66%
CONSOL Energy Inc. (a)                       1,000        16,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX STRATEGIC NATURAL RESOURCES FUND                                      11
--------------------------------------------------------------------------------
Schedule of Investments (continued)
April 30, 1999
--------------------------------------------------------------------------------

                                           Shares   Market Value

-----------------------------------------------------------------
MINING (Continued)
Cyprus Amax Minerals Co.                     3,000    $   46,125
Freeport-McMoRan Copper & Gold, Inc.,
  Class A                                    2,500        36,406
Newmont Mining Corp.                         2,000        48,125
Placer Dome, Inc.                            3,000        42,375
Rio Tinto Plc, ADR                             500        34,062
Stillwater Mining Co. (a)                    1,500        42,469
                                                    -------------
                                                         265,562
                                                    -------------
OIL--8.69%
Atlantic Richfield Co.                       1,000        83,937
Canadian 88 Energy Corp. (a)                17,500        73,212
Exxon Corp.                                  2,250       186,891
Halliburton Co.                              1,500        63,937
                                                    -------------
                                                         407,977
                                                    -------------
OIL & GAS DRILLING--5.12%
Ensco International, Inc.                    2,000        37,125
Marine Drilling Co., Inc. (a)                2,500        42,969
Nabors Industries, Inc. (a)                  2,000        41,125
Precision Drilling Corp. (a)                 2,000        34,500
R&B Falcon Corp. (a)                         4,000        40,000
Smith International, Inc. (a)                1,000        44,875
                                                    -------------
                                                         240,594
                                                    -------------
OIL & GAS EXPLORATION AND PRODUCTION--22.64%
Anadarko Petroleum Corp.                     2,500        94,844
Apache Corp.                                 1,000        30,687
Benz Energy, Ltd. (a)                       15,000         4,218
BP Amoco Plc, ADR                              500        56,594
Burlington Resources, Inc.                   2,000        92,125
Coastal Corp.                                1,500        57,375
Columbia Energy Group                        1,250        60,078
Enron Corp.                                  1,000        75,250
Enron Oil & Gas Company                      3,000        57,000
Global Industries, Inc. (a)                  4,000        49,250
Gulf Canada Resources, Ltd.                  5,000        20,000
Nuevo Energy Co. (a)                         4,000        63,500
Swift Energy Co. (a)                         4,000        46,000
Total SA, ADR                                  600        40,800
Union Pacific Resources Group, Inc.          4,500        63,000
Valero Energy Corp.                          2,000        44,625
Vastar Resources, Inc.                       3,000       164,625
Vintage Petroleum, Inc.                      4,000        43,000
                                                    -------------
                                                       1,062,971
                                                    -------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX STRATEGIC NATURAL RESOURCES FUND                                      12
--------------------------------------------------------------------------------
Schedule of Investments (continued)
April 30, 1999
--------------------------------------------------------------------------------

                                           Shares   Market Value

-----------------------------------------------------------------
OIL FIELD MACHINE & EQUIPMENT MANUFACTURING--1.23%
Cooper Cameron Corp. (a)                     1,500    $   57,938
                                                    -------------
OIL FIELD SERVICES--3.18%
BJ Services Co. (a)                          2,500        66,875
Newpark Resources, Inc. (a)                  2,000        18,375
Schlumberger Ltd.                            1,000        63,875
                                                    -------------
                                                         149,125
                                                    -------------
PAPER & RELATED PRODUCTS--8.86%
Boise Cascade Corp.                          2,500       100,625
Champion International Corp.                 2,000       109,375
Fort James Corp.                             2,500        95,000
Mead Corp.                                   1,000        41,812
Temple-Inland, Inc.                          1,000        69,000
                                                    -------------
                                                         415,812
                                                    -------------
PETROLEUM SERVICES--4.69%
Callon Petroleum Co. (a)                     3,000        32,813
McDermott International, Inc.                1,500        43,500
Phillips Petroleum Co.                       1,250        63,281
Varco International, Inc. (a)                4,000        45,250
Veritas DGC, Inc. (a)                        1,750        35,437
                                                    -------------
                                                         220,281
                                                    -------------
STEEL--2.96%
Bethlehem Steel Corp. (a)                    6,000        54,750
Steel Dynamics, Inc. (a)                     5,000        84,375
                                                    -------------
                                                         139,125
-----------------------------------------------------------------
TOTAL COMMON STOCKS--(cost $4,178,803)                 4,638,264
-----------------------------------------------------------------

                                          Principal
                                           Amount
                                          --------
SHORT TERM INVESTMENTS (cost $196,000)--4.18%
TIME DEPOSIT--4.18%
State Street Bank and Trust Co., 4.500%
  due 5/3/1999                            $196,000       196,000
-----------------------------------------------------------------
TOTAL INVESTMENTS (cost $4,374,803)--102.99%           4,834,264
-----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--(2.99)%                   (140,256)
-----------------------------------------------------------------
NET ASSETS--100.00%                                   $4,694,008
-----------------------------------------------------------------

(a)  Denotes non-income producing security
ADR--American Depository Receipt

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX INFO-TECH & COMMUNICATIONS FUND                                       13
--------------------------------------------------------------------------------
Schedule of Investments
April 30, 1999
--------------------------------------------------------------------------------

                                            Shares    Market Value

-------------------------------------------------------------------
COMMON STOCKS--81.67%
BROADCASTING--4.37%
AT&T Corp.--Liberty Media Group, Class A
  (a)                                         20,000   $ 1,277,500
CBS Corp. (a)                                 23,000     1,047,938
                                                      -------------
                                                         2,325,438
                                                      -------------
BUSINESS SERVICES--0.84%
Nokia Corp., ADR (a)                           6,000       445,125
                                                      -------------
COMPUTERS & BUSINESS EQUIPMENT--5.63%
Computer Sciences Corp.                       16,000       953,000
Equant NV, NY Shares (a)                      13,000     1,160,250
Extreme Networks, Inc. (a)                    16,000       887,000
                                                      -------------
                                                         3,000,250
                                                      -------------
ELECTRONICS--13.71%
Applied Materials, Inc. (a)                   39,000     2,091,375
CIENA Corp. (a)                               90,000     2,115,000
JDS Fitel, Inc. (a)                           20,000     1,207,050
PMC-Sierra, Inc. (a)                           6,000       575,250
Uniphase Corp. (a)                             8,500     1,031,688
Vitesse Semiconductor Corp. (a)                6,000       277,875
                                                      -------------
                                                         7,298,238
                                                      -------------
FINANCIAL SERVICES--1.90%
MBNA Corp.                                    36,000     1,014,750
                                                      -------------
FOOD & BEVERAGES--1.62%
Seagram Company, Ltd.                         15,000       860,625
                                                      -------------
GAS & PIPELINE UTILITIES--2.66%
Williams Companies, Inc.                      30,000     1,417,500
                                                      -------------
NETWORKING PRODUCTS--9.00%
Cisco Systems, Inc. (a)                       13,000     1,482,812
FORE Systems, Inc. (a)                        82,500     2,784,375
Gemstar International Group Ltd (a)            5,000       526,875
                                                      -------------
                                                         4,794,062
                                                      -------------
SOFTWARE--3.82%
Evolving Systems, Inc. (a)                    74,500       353,875
ISS Group, Inc. (a)                            6,000       318,375
Marimba, Inc. (a)                                500        30,375
PeopleSoft, Inc. (a)                          70,000       958,125
Razorfish, Inc., Class A (a)                     375        16,313
Sybase, Inc. (a)                              40,000       310,000
USinternetworking, Inc. (a)                      875        44,734
                                                      -------------
                                                         2,031,797
                                                      -------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX INFO-TECH & COMMUNICATIONS FUND                                       14
--------------------------------------------------------------------------------
Schedule of Investments (continued)
April 30, 1999
--------------------------------------------------------------------------------

                                            Shares    Market Value

-------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES--18.70%
AirTouch Communications, Inc. (a)              5,000   $   466,875
China Telecom Hong Kong, Ltd., ADR (a)        25,000     1,143,750
ICG Communications, Inc. (a)                  72,000     1,588,500
IXC Communications, Inc. (a)                  26,000     1,030,250
Metronet Communications Corp., Class B
  (a)                                          2,000       111,000
NTL, Inc. (a)                                 14,000     1,067,500
Omnipoint Corp. (a)                           86,200     1,530,050
QUALCOMM, Inc.                                10,000     2,000,000
Scientific-Atlanta, Inc.                      32,000     1,016,000
                                                      -------------
                                                         9,953,925
                                                      -------------
TELEPHONE--19.42%
ALLTEL Corp.                                   9,400       633,913
AT&T Corp., Series A                          21,307     1,076,003
Intermedia Communications, Inc. (a)           78,000     2,510,625
MCI WorldCom, Inc. (a)                        29,000     2,383,437
McLeodUSA, Inc. (a)                            7,000       392,438
Powertel, Inc. (a)                            30,600       665,550
SBC Communications, Inc.                      13,000       728,000
Telecomunicacoes Brasileiras, ADR             10,000           781
WinStar Communications, Inc. (a)              40,000     1,945,000
                                                      -------------
                                                        10,335,747
-------------------------------------------------------------------
TOTAL COMMON STOCKS--(cost $35,049,783)                 43,477,457
-------------------------------------------------------------------
PREFERRED STOCKS--(cost $917,274)--1.71%
TELEPHONE--1.71%
Telecomunicacoes Brasileiras, ADR             10,000       911,875
                                                      -------------

                                          Principal
                                            Amount
                                          ----------
SHORT TERM INVESTMENTS (cost $6,023,000)--11.31%
TIME DEPOSIT--11.31%
State Street Bank and Trust Co., 4.500%
  due 5/3/1999                            $6,023,000     6,023,000
-------------------------------------------------------------------
TOTAL INVESTMENTS (COST $41,990,057)--94.69%            50,412,332
OTHER ASSETS AND LIABILITIES--5.31%                      2,826,806
-------------------------------------------------------------------
NET ASSETS--100.00%                                    $53,239,138
-------------------------------------------------------------------

(a)  Denotes non-income producing security
ADR--American Depository Receipt

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROWTH FUND                                                           15
--------------------------------------------------------------------------------
Schedule of Investments
April 30, 1999
--------------------------------------------------------------------------------

                                            Shares     Market Value

--------------------------------------------------------------------
COMMON STOCKS--87.39%
BROADCASTING--2.30%
United States Satellite Broadcasting
  Company, Inc., Class A (a)                   1,900     $   33,963
                                                       -------------
COMPUTERS & BUSINESS EQUIPMENT--4.15%
Intel Corp.                                    1,000         61,187
                                                       -------------
COSMETICS & TOILETRIES--2.86%
Procter & Gamble Co.                             450         42,216
                                                       -------------
DIVERSIFIED MANUFACTURING--3.58%
General Electric Co.                             500         52,750
                                                       -------------
DRUGS & HEALTH CARE--3.90%
Pfizer, Inc.                                     500         57,531
                                                       -------------
FINANCIAL SERVICES--8.44%
Citigroup, Inc.                                1,000         75,250
Hambrecht & Quist Group (a)                    1,400         49,350
                                                       -------------
                                                            124,600
                                                       -------------
FOOD & BEVERAGES--2.97%
Anheuser-Busch Companies, Inc.                   600         43,875
                                                       -------------
INSURANCE--3.58%
American International Group, Inc.               450         52,847
                                                       -------------
INTERNATIONAL OIL--4.73%
Chevron Corp.                                    700         69,825
                                                       -------------
OIL FIELD SERVICE--3.26%
BJ Services Co. (a)                            1,800         48,150
                                                       -------------
RETAIL--12.47%
Home Depot, Inc.                               1,000         59,937
Lowe's Companies, Inc.                         1,200         63,300
Staples, Inc. (a)                              2,025         60,750
                                                       -------------
                                                            183,987
                                                       -------------
SOFTWARE--11.51%
America Online, Inc                              400         57,100
Electronic Arts, Inc. (a)                        900         45,731
Microsoft Corp. (a)                              700         56,919
pcOrder.com, Inc., Class A (a)                    50          3,091
Ziff-Davis, Inc. (a)                             200          7,050
                                                       -------------
                                                            169,891
                                                       -------------
TELECOMMUNICATIONS EQUIPMENT--4.07%
Lucent Technologies, Inc.                      1,000         60,125
                                                       -------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROWTH FUND                                                           16
--------------------------------------------------------------------------------
Schedule of Investments (continued)
April 30, 1999
--------------------------------------------------------------------------------

                                            Shares     Market Value

--------------------------------------------------------------------
TELEPHONE--19.57%
AT&T Corp.                                       300     $   15,150
MCI WorldCom, Inc. (a)                         1,700        139,719
Qwest Communications International, Inc.
  (a)                                            400         34,175
SBC Communications, Inc.                       1,050         58,800
Sprint Corp.                                     400         41,025
                                                       -------------
                                                            288,869
--------------------------------------------------------------------
TOTAL COMMON STOCKS--(Cost $1,245,486)                    1,289,816
--------------------------------------------------------------------

                                          Principal
                                            Amount
                                          ----------
SHORT TERM INVESTMENTS (COST $174,000)--11.79%
TIME DEPOSIT--11.79%
State Street Bank and Trust Co., 4.500%
  due 5/3/1999                             $ 174,000        174,000
--------------------------------------------------------------------
TOTAL INVESTMENTS (Cost $1,419,486)--99.18%               1,463,816
--------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--0.82%                          12,047
--------------------------------------------------------------------
NET ASSETS--100.00%                                      $1,475,863
--------------------------------------------------------------------

(a)  Denotes non-income producing security.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
April 30, 1999
--------------------------------------------------------------------------------

                                     Strategic Natural        Info-Tech &
                                       Resources Fund     Communications Fund    Growth Fund
                                     ------------------   --------------------   ------------
ASSETS
Investments in securities, at value
  (Note 2).........................      $4,638,264            $44,389,332        $1,289,816
Short term investments (Note 2)....         196,000              6,023,000           174,000
---------------------------------------------------------------------------------------------
Total investments..................       4,834,264             50,412,332         1,463,816
---------------------------------------------------------------------------------------------
Cash...............................             330                    585               443
Foreign currency, at value.........              38                     --                --
Receivable for securities sold.....         344,363              3,099,481                --
Interest and dividends
  receivable.......................           1,343                 14,826               380
Receivable for fund shares sold....          16,419              1,384,139               195
Receivable due from advisor (Note
  3)...............................          39,336                 48,865            40,378
Deferred organizational expenses
  (Note 2).........................          13,121                 13,111            13,111
Other assets.......................           5,276                  2,165             2,163
---------------------------------------------------------------------------------------------
TOTAL ASSETS.......................       5,254,490             54,975,504         1,520,486
---------------------------------------------------------------------------------------------
LIABILITIES
Payable for securities purchased...         509,548              1,560,535                --
Payable for fund shares redeemed...              --                 30,445                --
Payable for professional fees......          24,863                 24,863            24,863
Payable for custodian fees.........           5,490                 49,837             2,572
Payable for distribution fees......           3,436                 37,443             1,374
Payable for Trustee fees (Note
  3)...............................           1,251                  1,251             1,251
Accrued expenses and other
  liabilities......................          15,894                 31,992            14,563
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES..................         560,482              1,736,366            44,623
---------------------------------------------------------------------------------------------
NET ASSETS.........................      $4,694,008            $53,239,138        $1,475,863
---------------------------------------------------------------------------------------------
NET ASSETS
Paid-in capital....................      $4,837,542            $40,005,073        $1,269,888
Undistributed net investment income
  (loss)...........................            (198)                    --                --
Accumulated net realized gain
  (loss) on investments............        (602,798)             4,811,790           161,645
Net unrealized appreciation
  (depreciation) on investments....         459,462              8,422,275            44,330
---------------------------------------------------------------------------------------------
NET ASSETS.........................      $4,694,008            $53,239,138        $1,475,863
---------------------------------------------------------------------------------------------
CLASS A SHARES:
Net assets.........................      $4,286,408            $34,334,869        $1,421,648
Net asset value per share (based on
  shares of beneficial interest
  outstanding, par value $.01 per
  share)...........................           14.92                  30.62             18.66
Maximum sales charge (Note 1)......            5.75%                  5.75%             5.75%
---------------------------------------------------------------------------------------------
Offering price per share...........      $    15.83            $     32.49        $    19.80
---------------------------------------------------------------------------------------------
Total shares outstanding at end of
  period...........................         287,199              1,121,237            76,173
---------------------------------------------------------------------------------------------
CLASS B SHARES:
Net assets.........................      $  407,600            $18,904,269        $   54,215
Net asset value and offering price
  per share (based on shares of
  beneficial interest outstanding,
  par value $.01 per share)........      $    14.98            $     30.48        $    18.61
---------------------------------------------------------------------------------------------
Total shares outstanding at end of
  period...........................          27,210                620,240             2,913
---------------------------------------------------------------------------------------------
INVESTMENTS, AT COST...............      $4,374,803            $41,990,057        $1,419,486
---------------------------------------------------------------------------------------------
FOREIGN CURRENCY, AT COST..........      $       37            $        --        $       --
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended April 30, 1999
--------------------------------------------------------------------------------

                                                            Info-Tech &
                                     Strategic Natural    Communications
                                       Resources Fund          Fund         Growth Fund
                                     ------------------   ---------------   ------------
INVESTMENT INCOME
Interest income....................       $  20,863         $   165,805       $   5,041
Dividend income....................          59,590              55,574           5,997
Foreign taxes withheld.............            (924)             (1,863)            (26)
----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME............          79,529             219,516          11,012
----------------------------------------------------------------------------------------
EXPENSES
Administration fee (Note 3)........          62,858              62,711          62,711
Custodian fee (Note 3).............          62,781             153,056          51,268
Transfer agent fee.................          48,662              72,375          45,755
Professional fees..................          47,487              48,403          48,387
Investment advisor fee (Note 3)....          46,098             211,768           8,089
Registration fees..................          24,430              35,014          23,811
Distribution fees (Note 3):
  Class A Shares...................          14,495              53,772           4,257
  Class B Shares...................             641              34,918             143
Trustees' fee (Note 3).............           4,117               4,117           4,117
Amortization of organizational
  expenses (Note 2)................           3,770               3,770           3,770
Miscellaneous expense..............           7,528              16,970           4,921
----------------------------------------------------------------------------------------
Total expenses before waivers,
  reimbursements and custodial
  credits..........................         322,867             696,874         257,229
Expenses waived and reimbursed
  (Note 3).........................        (241,943)           (334,057)       (236,419)
Fees reduced by credits allowed by
  the custodian....................            (864)               (792)           (570)
----------------------------------------------------------------------------------------
NET EXPENSES.......................          80,060             362,025          20,240
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS................            (531)           (142,509)         (9,228)
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on:
  Investments......................        (285,496)          5,050,603         170,778
  Written options..................         (33,980)             91,757             545
----------------------------------------------------------------------------------------
Total net realized gain (loss).....        (319,476)          5,142,360         171,323
----------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation) on
  investment transactions and
  foreign currency.................          67,879           8,116,172         (14,256)
----------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)...........................        (251,597)         13,258,532         157,067
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................       $(252,128)        $13,116,023       $ 147,839
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended April 30, 1999
--------------------------------------------------------------------------------

                                     Strategic Natural      Info-Tech &
                                         Resources        Communications
                                            Fund               Fund         Growth Fund
                                     ------------------   ---------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment loss................      $      (531)       $  (142,509)     $   (9,228)
Net realized gain (loss) on
  investment and foreign currency
  related transactions.............         (319,476)         5,142,360         171,323
Net change in unrealized
  appreciation (depreciation) on
  investment transactions..........           67,879          8,116,172         (14,256)
----------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations.......................         (252,128)        13,116,023         147,839
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income:
  Class A..........................         (107,147)                --         (12,649)
  Class B..........................           (1,462)                --            (425)
Net realized gains.................             (160)          (157,965)        (43,262)
----------------------------------------------------------------------------------------
Total dividends and distributions
  to shareholders..................         (108,769)          (157,965)        (56,336)
----------------------------------------------------------------------------------------
Fund Share Transactions (Note 6)...         (642,929)        37,840,738         493,720
----------------------------------------------------------------------------------------
Total Increase (Decrease) in Net
  Assets...........................       (1,003,826)        50,798,796         585,223
----------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year..................        5,697,834          2,440,342         890,640
----------------------------------------------------------------------------------------
End of year........................      $ 4,694,008        $53,239,138      $1,475,863
----------------------------------------------------------------------------------------
Undistributed net investment income
  (loss) at end of year............      $      (198)       $        --      $       --
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Period Ended April 30, 1998*
--------------------------------------------------------------------------------

                                                            Info-Tech &
                                     Strategic Natural    Communications
                                       Resources Fund          Fund         Growth Fund
                                     ------------------   ---------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss).......      $  127,318          $   (5,210)      $ 14,172
Net realized gain (loss) on
  investment and foreign currency
  related transactions.............        (291,457)            (30,284)        41,526
Net change in unrealized
  appreciation (depreciation) on
  investment transactions..........         391,583             306,103         58,586
----------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations........         227,444             270,609        114,284
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income..............          (7,147)                 --             --
Distributions in excess of net
  realized gains...................          (6,916)                 --             --
----------------------------------------------------------------------------------------
Total dividends and distributions
  to shareholders..................         (14,063)                 --             --
----------------------------------------------------------------------------------------
Fund Share Transactions (Note 6)...       5,464,453           2,149,733        756,356
----------------------------------------------------------------------------------------
Total Increase in Net Assets.......       5,677,834           2,420,342        870,640
----------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period................          20,000              20,000         20,000
----------------------------------------------------------------------------------------
End of period......................      $5,697,834          $2,440,342       $890,640
----------------------------------------------------------------------------------------
Undistributed net investment income
  at end of period.................      $  119,210          $       --       $ 13,074
----------------------------------------------------------------------------------------

  * The commencement of investment operations was October 23, 1997 for Strategic Natural Resources Fund and October 22, 1997 for Info-Tech & Communications Fund and Growth Fund.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX STRATEGIC NATURAL RESOURCES FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                       Class A Shares        Class A Shares          Class B Shares
                                     -------------------   -------------------   ----------------------
                                        For the Year         For the Period          For the Period
                                            Ended                 Ended                  Ended
                                     April 30, 1999 (b)    April 30, 1998 (a)    April 30, 1999 (a)(b)
                                     -------------------   -------------------   ----------------------
Net asset value, beginning of
  period...........................        $ 16.54               $ 15.00                 $ 12.22
                                           -------               -------                 -------
Income (Loss) from investment
  operations:
  Net investment gain (loss).......           0.00                  0.38(e)                (0.05)
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency related
    transactions...................          (1.25)                 1.22                    3.21(g)
                                           -------               -------                 -------
    Total income (loss) from
      investment operations........          (1.25)                 1.60                    3.16
                                           -------               -------                 -------
Less distributions from net
  investment income................          (0.37)                (0.03)                  (0.40)
Less distributions from net
  realized gains...................           0.00(f)              (0.03)                   0.00(f)
                                           -------               -------                 -------
  Total distributions from net
    investment income and net
    realized gains.................          (0.37)                (0.06)                  (0.40)
                                           -------               -------                 -------
Net asset value, end of period.....        $ 14.92               $ 16.54                 $ 14.98
                                           -------               -------                 -------
                                           -------               -------                 -------

Total Return(c)....................          (6.86)%               10.74%                  26.92%

Ratios and Supplemental Data:
  Net assets, end of period (in
    000's).........................        $ 4,286               $ 5,698                 $   408
  Ratio of expenses to average net
    assets(d)......................           2.19%                 2.45%                   2.40%
  Ratio of net expenses to average
    net assets (net of custodial
    credits)(d)....................           2.17%                 2.40%                   2.40%
  Ratio of total expenses to
    average net assets before
    waivers, reimbursements and
    custodial credits(d)...........           8.76%                 9.27%                   8.49%
  Ratio of net investment income
    (loss) to average net
    assets(d)......................           0.00%                 6.12% (e)              (0.66)%
  Portfolio turnover rate..........            921%                  519%                    921%

---------------

(a) The commencement of investment operations was October 23, 1997 and September 21, 1998 for Strategic Natural Resources Fund Class A Shares and Class B Shares, respectively.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.
(e) Net investment income per share and the net investment income ratio would have been lower without a certain investment strategy followed by the Adviser during the current fiscal year.
(f)  Amount represents less than $0.01 per share.
(g) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

--------------------------------------------------------------------------------

ORBITEX INFO-TECH & COMMUNICATIONS FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                     Class A Shares      Class A Shares        Class B Shares
                                     ---------------   -------------------   -------------------
                                      For the Year       For the Period        For the Period
                                          Ended               Ended                 Ended
                                     April 30, 1999    April 30, 1998 (a)    April 30, 1999 (a)
                                     ---------------   -------------------   -------------------
Net asset value, beginning of
  period...........................      $  19.62            $ 15.00               $  18.23
                                     ---------------         -------               --------
Income (Loss) from investment
  operations:
  Net investment loss..............         (0.08)              0.00                  (0.08)
  Net realized and unrealized gain
    on investments and foreign
    currency related
    transactions...................         11.26               4.62                  12.51
                                     ---------------         -------               --------
  Total income from investment
    operations.....................         11.18               4.62                  12.43
                                     ---------------         -------               --------
Less distributions from net
  investment income................            --                 --                     --
Less distributions from net
  realized gains...................         (0.18)                --                  (0.18)
                                     ---------------         -------               --------
  Total distributions from net
    investment income and net
    realized gains.................         (0.18)                --                  (0.18)
                                     ---------------         -------               --------
Net asset value, end of period.....      $  30.62            $ 19.62               $  30.48
                                     ---------------         -------               --------
                                     ---------------         -------               --------

Total Return(b)....................         57.43%             30.80%                 68.67%

Ratios and Supplemental Data:
  Net assets, end of period (in
    000's).........................      $ 34,335            $ 2,440               $ 18,904
  Ratio of expenses to average net
    assets(c)......................          2.07%              2.88%                  2.41%
  Ratio of net expenses to average
    net assets (net of custodial
    credits)(c)....................          2.07%              2.40%                  2.40%
  Ratio of total expenses to
    average net assets before
    waivers, reimbursements and
    custodial credits(c)...........          4.04%             39.06%                  4.41%
  Ratio of net investment loss to
    average net assets(c)..........         (0.70)%            (1.27)%                (1.40)%
  Portfolio turnover rate..........           360%                76%                   360%

---------------

(a) The commencement of investment operations was October 22, 1997 and September 16, 1998 for Info-Tech & Communications Fund Class A Shares and Class B Shares, respectively.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c)  Annualized for periods less than one year.

--------------------------------------------------------------------------------

ORBITEX GROWTH FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                       Class A Shares        Class A Shares         Class B Shares
                                     -------------------   -------------------   ---------------------
                                        For the Year         For the Period         For the Period
                                            Ended                 Ended                  Ended
                                     April 30, 1999 (b)    April 30, 1998 (a)    April 30, 1999(a)(b)
                                     -------------------   -------------------   ---------------------
Net asset value, beginning of
  period...........................        $ 17.93               $ 15.00                $ 16.46
                                           -------               -------                -------
Income (Loss) from investment
  operations:
  Net investment income (loss).....          (0.15)                 0.26(e)               (0.12)
  Net realized and unrealized gain
    on investments and foreign
    currency related
    transactions...................           1.70                  2.67                   3.11
                                           -------               -------                -------
  Total income from investment
    operations.....................           1.55                  2.93                   2.99
                                           -------               -------                -------
Less distributions from net
  investment income................          (0.19)                   --                  (0.21)
Less distributions from net
  realized gains...................          (0.63)                   --                  (0.63)
                                           -------               -------                -------
  Total distributions from net
    investment income and net
    realized gains.................          (0.82)                   --                  (0.84)
                                           -------               -------                -------
Net asset value, end of period.....        $ 18.66               $ 17.93                $ 18.61
                                           -------               -------                -------
                                           -------               -------                -------
Total Return(c)....................           9.07%                19.53%                 18.61%

Ratios and Supplemental Data:
  Net assets, end of period (in
    000's).........................        $ 1,422               $   891                $    54
  Ratio of expenses to average net
    assets(d)......................           1.93%                 2.11%                  2.03%
  Ratio of net expenses to average
    net assets (net of custodial
    credits)(d)....................           1.88%                 1.60%                  2.00%
  Ratio of total expenses to
    average net assets before
    waivers, reimbursements and
    custodial credits(d)...........          23.92%                50.13%                 18.75%
  Ratio of net investment income
    (loss) to average net
    assets(d)......................          (0.85)%                4.41% (e)             (1.05)%
  Portfolio turnover rate..........            957%                  448%                   957%

---------------

(a) The commencement of investment operations was October 22, 1997 and September 16, 1998 for Growth Fund Class A Shares and Class B Shares, respectively.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.
(e) Net investment income per share and the net investment income ratio would have been lower without a certain investment strategy followed by the Adviser during the current fiscal year.

--------------------------------------------------------------------------------

ORBITEX GROUP OF FUNDS                                                        24
--------------------------------------------------------------------------------
Notes to Financial Statements
April 30, 1999
------------------------------------------
------------------------------------------

1. ORGANIZATION

Orbitex Group of Funds (the "Trust") was incorporated in Delaware in December 1996 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company and is authorized to issue an unlimited number of shares. The Trust is comprised of three funds (collectively the "Funds" and each individually a "Fund") as follows: Strategic Natural Resources Fund, Info-Tech & Communications Fund and Growth Fund. Each Fund operates as a diversified investment company. The Funds offer both Class A and Class B Shares. Class A Shares are offered at net asset value plus a maximum sales load of 5.75%. Class B Shares are offered subject to a contingent deferred sales charge and will automatically convert to Class A Shares after seven years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION AND TRANSACTIONS

Equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or lacking any sales, the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Adviser or Sub-Adviser deems it appropriate, prices obtained from an independent pricing service will be used. Short-term debt investments with maturities less than 60 days are valued at amortized cost or original cost plus accrued interest, each of which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed by Orbitex Management, Inc. (the "Adviser") to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trustees.

Investment security transactions are accounted for as of the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY TRANSLATIONS

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued and income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

ORBITEX GROUP OF FUNDS                                                        25
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 1999
------------------------------------------
------------------------------------------

INCOME TAXES

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

INVESTMENT INCOME

Corporate actions (including cash dividends) are recorded net of non-reclaimable tax withholdings on the ex-dividend date, except for certain foreign securities for which corporate actions are recorded as soon after ex-dividend date as such information is available. Interest income is recorded on the accrual basis. Market discount, original issue discount and premiums are amortized on a yield to maturity basis. The value of additional securities received as interest or dividend payments is recorded as income and as the cost basis of such securities.

EXPENSES

Expenses of the Trust which are directly identifiable to a specific Fund are allocated to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund's income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Income will normally be declared and distributed annually for each of the Funds. All Funds declare and pay net realized capital gain distributions annually. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by each Fund.

DEFERRED ORGANIZATIONAL COSTS

Organizational expenses have been deferred and are being amortized over a period of five years commencing with operations. The Adviser has agreed with respect to each of the Funds that, if any of the initial shares of a Fund are redeemed during such amortization period by the holder thereof, the redemption proceeds will be reduced for any unamortized organization expenses in the same ratio as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Trustees have established criteria to evaluate the creditworthiness of parties with which the Funds may enter into repurchase agreements.

ORBITEX GROUP OF FUNDS                                                        26
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 1999
------------------------------------------
------------------------------------------

OPTIONS

Each Fund may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

If the Fund writes an option and the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If the Fund purchased an option and allows the option to expire, it would realize a loss to the extent of the premium paid. If the Fund elects to close out the option, it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option.

The gain or loss recognized by the Fund upon the exercise of a written call or purchased put option is adjusted for the amount of the option premium. If a written put or purchased call option is exercised, the Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the closing bid price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.

When the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and, that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

OTHER

There are certain additional risks involved when investing in foreign securities that are not inherent in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the imposition of unfavorable foreign governmental laws and restrictions.

The Strategic Natural Resources Fund and Info-Tech & Communications Fund may focus their investments in certain industries, subjecting them to greater risk than funds that are more diversified.

3. FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEES

Each Fund has entered into an Investment Advisory Agreement with the Adviser. As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a

ORBITEX GROUP OF FUNDS                                                        27
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 1999
------------------------------------------
------------------------------------------
fee accrued daily and paid monthly, at the annualized rate of 1.25% for the Strategic Natural Resources Fund, 1.25% for the Info-Tech & Communications Fund and 0.75% for the Growth Fund. The Advisory Agreement also provides that the Adviser may retain Sub-Advisers at the Adviser's own cost and expense, for the purpose of managing the investment of the assets of one or more Funds of the Trust.

Through September 21, 1998 for the Strategic Natural Resources Fund and September 16, 1998 for the Info-Tech & Communications and Growth Funds, the Adviser had agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses, net of waivers and custodial credits, to an annualized rate of 2.40%, 2.40%, and 1.60%, for Class A Shares of the Strategic Natural Resources Fund, Info-Tech & Communications Fund, and Growth Fund, respectively, subject to possible reimbursement by the Funds if such reimbursement can be achieved within the foregoing expense limits. Effective September 21, 1998 for the Strategic Natural Resources Fund and September 16, 1998 for the Info-Tech & Communications and Growth Funds, the Adviser changed the expense limit on Class A Shares of the Strategic Natural Resources Fund, Info-Tech & Communications Fund, and Growth Fund, to 2.00% annually of the Funds' relative average daily net assets.

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses, net of waivers and custodial credits, to an annualized rate of 2.40%, 2.40%, and 2.00%, for Class B Shares of the Strategic Natural Resources Fund, Info-Tech & Communications Fund, and Growth Fund, respectively, subject to possible reimbursement by the Funds if such reimbursement can be achieved within the foregoing expense limits.

The waivers for the Adviser's fee for the year ended April 30, 1999 amounted to $46,098, $211,768, and $8,089 for Strategic Natural Resources Fund, Info-Tech & Communications Fund and Growth Fund, respectively. The reimbursements for the year ended April 30, 1999 amounted to $162,323, $15,471 and $205,802 for
Strategic Natural Resources Fund, Info-Tech & Communications Fund and Growth Fund, respectively.

ADMINISTRATION FEES

State Street Bank and Trust Company ("State Street") serves as the Administrator of the Trust. For providing administrative services to the Funds, State Street will receive from each Fund, a monthly fee at an annual rate of 0.10% of the first $100 million of the Funds average daily net assets, plus 0.08% of the next $100 million of the Funds average daily net assets, plus 0.06% of the Funds average daily net assets in excess of $200 million, subject to certain minimum requirements. State Street agreed to waive certain fees for the year ended April 30, 1999, which amounted to $18,386, $18,128, and $18,128 for Strategic Natural Resources Fund, Info-Tech & Communications Fund and Growth Fund, respectively.

CUSTODIAN FEES

State Street also serves as the Trust's custodian, including holding all portfolio securities and cash assets of the Trust and providing accounting services which includes daily valuation of the shares of each Fund. For its services State Street receives an annual custody and accounting fee which is paid monthly.

The Funds have entered into arrangements with its' custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year ended April 30, 1999, fees reduced by credits allowed by the custodian amounted to $864, $792 and $570 for Strategic Natural Resources Fund, Info-Tech & Communications Fund and Growth Fund, respectively.

ORBITEX GROUP OF FUNDS                                                        28
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 1999
------------------------------------------
------------------------------------------

DISTRIBUTOR

Funds Distributor, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement for Class A Shares provides for payment of a fee to the Distributor at an annualized rate of 0.40% of the average daily net assets of the Class A Shares of each Fund. The Rule 12b-1 Plan and Agreement for Class B Shares provides for payment of a fee to the Distributor at an annualized rate of 1.00% of the average daily net assets of the Class B Shares of each Fund. During the fiscal year ended April 30, 1999 distribution fees were waived which amounted to $15,136, $88,690, and $4,400 for Strategic Natural Resources Fund, Info-Tech & Communications Fund and Growth Fund, respectively.

For the year ended April 30, 1999, the Funds have been informed that the Distributor received sales charges in the amount of $976, $3,771 and $229 from Strategic Natural Resources Fund, Info-Tech & Communications Fund and Growth Fund, respectively.
TRUSTEES FEES

The Funds pay no compensation to their Trustees who are employees of the Adviser or Sub-Advisers. Trustees who are not Adviser or Sub-Adviser employees receive an annual fee of $5,000.

4. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 1999, were as follows:

                                                 GROSS           GROSS
                                IDENTIFIED    UNREALIZED      UNREALIZED     NET UNREALIZED
                                   COST      APPRECIATION    DEPRECIATION     APPRECIATION
                                -----------  -------------   -------------   ---------------
Strategic Natural Resources
  Fund........................  $ 4,425,602    $  433,962     $   (25,300)     $   408,662
Info-Tech & Communications
  Fund........................   42,068,721     9,462,445      (1,118,834)       8,343,611
Growth Fund...................    1,425,609        61,581         (23,374)          38,207

5. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than U.S. Government obligations and short-term securities, for the year ended April 30, 1999, were as follows:

                                           PURCHASES      SALES
                                          -----------  -----------
Strategic Natural Resources Fund........  $31,075,570  $31,416,769
Info-Tech & Communications Fund.........   81,671,486   52,201,320
Growth Fund.............................    9,215,524    8,987,678

During the year ended April 30, 1999, the following options were written:

                                           NUMBER OF
                                           CONTRACTS     PREMIUM
                                          -----------  -----------
STRATEGIC NATURAL RESOURCES FUND:
  Balance as of April 30, 1998..........           --  $        --
  Written...............................          266       33,981
  Closed and Expired....................          266      (33,981)
                                          -----------  -----------
  Balance as of April 30, 1999..........           --  $        --
                                          -----------  -----------
                                          -----------  -----------

ORBITEX GROUP OF FUNDS                                                        29
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 1999
------------------------------------------
------------------------------------------

                                           NUMBER OF
                                           CONTRACTS     PREMIUM
                                          -----------  -----------
INFO-TECH & COMMUNICATIONS FUND:
  Balance as of April 30, 1998..........           --  $        --
  Written...............................           80       91,757
  Closed and Expired....................           80      (91,757)
                                          -----------  -----------
  Balance as of April 30, 1999..........           --  $        --
                                          -----------  -----------
                                          -----------  -----------

                                           NUMBER OF
                                           CONTRACTS     PREMIUM
                                          -----------  -----------
GROWTH FUND:
  Balance as of April 30, 1998..........           --  $        --
  Written...............................           14          545
  Closed and Expired....................           14         (545)
                                          -----------  -----------
  Balance as of April 30, 1999..........           --  $        --
                                          -----------  -----------
                                          -----------  -----------

6. SHAREHOLDER'S TRANSACTIONS
Following is a summary of shareholder transactions for each Fund:

                                     YEAR ENDED            PERIOD ENDED
                                   APRIL 30, 1999         APRIL 30, 1998*
                                ---------------------  ---------------------
                                 SHARES     DOLLARS     SHARES     DOLLARS
                                --------  -----------  --------  -----------
STRATEGIC NATURAL RESOURCES
  CLASS A SHARES:
    Shares sold...............   131,711  $ 1,760,548   709,678  $10,833,321
    Shares issued to
      shareholders in
      reinvestment............     6,077       69,465       713       12,051
    Shares redeemed...........  (195,053)  (2,799,209) (367,260)  (5,380,919)
                                --------  -----------  --------  -----------
    Net increase (decrease)...   (57,265) $  (969,196)  343,131  $ 5,464,453
                                --------  -----------  --------  -----------
                                --------  -----------  --------  -----------

                                            PERIOD ENDED
                                           APRIL 30, 1999
                                                 **
                                          ----------------
                                          SHARES  DOLLARS
                                          ------  --------
CLASS B SHARES:
  Shares sold...........................  28,871  $345,007
  Shares issued to shareholders in
    reinvestment........................     129     1,461
  Shares redeemed.......................  (1,790)  (20,201)
                                          ------  --------
  Net increase..........................  27,210  $326,267
                                          ------  --------
                                          ------  --------

ORBITEX GROUP OF FUNDS                                                        30
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 1999
------------------------------------------
------------------------------------------

                                      YEAR ENDED             PERIOD ENDED
                                    APRIL 30, 1999         APRIL 30, 1998*
                                -----------------------  --------------------
                                  SHARES      DOLLARS     SHARES    DOLLARS
                                ----------  -----------  --------  ----------
INFO-TECH AND COMMUNICATIONS
  CLASS A SHARES:
Shares sold...................   1,256,122  $27,412,569   124,204  $2,171,752
Shares issued to shareholders
  in reinvestment.............       5,899      123,229        --          --
Shares redeemed...............    (265,173)  (5,107,233)   (1,148)    (22,019)
                                ----------  -----------  --------  ----------
  Net increase................     996,848  $22,428,565   123,056  $2,149,733
                                ----------  -----------  --------  ----------
                                ----------  -----------  --------  ----------

                                                PERIOD ENDED
                                             APRIL 30, 1999 **
                                          ------------------------
                                            SHARES       DOLLARS
                                          -----------  -----------
CLASS B SHARES:
Shares sold.............................      627,210  $15,591,987
Shares issued to shareholders in
  reinvestment..........................        1,194       24,861
Shares redeemed.........................       (8,164)    (204,675)
                                          -----------  -----------
  Net increase..........................      620,240  $15,412,173
                                          -----------  -----------
                                          -----------  -----------

                                    YEAR ENDED        PERIOD ENDED
                                  APRIL 30, 1999    APRIL 30, 1998*
                                ------------------  ----------------
                                SHARES    DOLLARS   SHARES  DOLLARS
                                -------  ---------  ------  --------
GROWTH
  CLASS A SHARES:
    Shares sold...............   50,700  $ 868,063  48,341  $756,356
    Shares issued to
      shareholders in
      reinvestment............    2,764     47,377      --        --
    Shares redeemed...........  (26,965)  (473,892)     --        --
                                -------  ---------  ------  --------
      Net increase............   26,499  $ 441,548  48,341  $756,356
                                -------  ---------  ------  --------
                                -------  ---------  ------  --------

                                           PERIOD ENDED
                                          APRIL 30, 1999
                                                **
                                          ---------------
                                          SHARES  DOLLARS
                                          ------  -------
CLASS B SHARES:
  Shares sold...........................  3,387   $61,207
  Shares issued to shareholders in
    reinvestment........................     46       781
  Shares redeemed.......................   (520 )  (9,816)
                                          ------  -------
    Net increase........................  2,913   $52,172
                                          ------  -------
                                          ------  -------

*The commencement of investment operations was October 23, 1997 for Strategic Natural Resources Fund Class A Shares, October 22, 1997 for Info-Tech & Communications Fund Class A Shares and October 22, 1997 for Growth Fund Class A Shares.

**The commencement of investment operations was September 21, 1998 for Strategic Natural Resources Fund Class B Shares, September 16, 1998 for Info-Tech & Communications Fund Class B Shares and September 16, 1998 for Growth Fund Class B Shares.

ORBITEX GROUP OF FUNDS                                                        31
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 1999
------------------------------------------
------------------------------------------

7. BENEFICIAL INTEREST

The following schedule shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders:

                                       5% OR GREATER SHAREHOLDERS
                                ----------------------------------------
                                     NUMBER OF
                                    SHAREHOLDERS        % OF FUND HELD
                                --------------------   -----------------
                                  CLASS A    CLASS B   CLASS A   CLASS B
                                -----------  -------   -------   -------
Strategic Natural Resources
  Fund........................          2       7         33%       59%
Info-Tech & Communications
  Fund........................          1       1         10%        5%
Growth Fund...................          5       5         76%       99%

There were no affiliated shareholders as of April 30, 1999.

8. CAPITAL LOSS CARRYFORWARD

At April 30, 1999, the Strategic Natural Resources Fund had available for federal income tax purposes unused capital losses of $544,733, expiring in the Year 2007.

Under current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended April 30, 1999, the following Funds have elected to defer losses occurring between
November 1, 1998 and April 30, 1999 under these rules, as follows:

                                           CAPITAL    CURRENCY
                                           LOSSES      LOSSES
NAME OF FUND                              DEFERRED    DEFERRED
----------------------------------------  ---------   ---------
Strategic Natural Resources Fund........    $7,266       $198

Such deferred losses will be treated as arising on the first day of the fiscal year ending April 30, 2000.

9. SUBSEQUENT EVENT

The Adviser has entered into an agreement to merge the assets of the ASM Index 30 Fund, Inc. (the "ASM Fund") with and into a newly created series of the Trust, the Orbitex Focus 30 Fund. A proxy statement regarding this transaction has been filed with the Securities and Exchange Commission. The transaction is pending the approval of the ASM Fund shareholders.

The ASM Fund has been named in a pending litigation relating to alleged misappropriation of funds by the former advisor. If the merger transaction is approved, the Orbitex Focus 30 Fund may succeed to the obligations, if any, of the ASM Fund with respect to the pending litigation, including obligations of the ASM Fund to indemnify its officers and directors. At the present time, the liability of the Orbitex Focus 30 Fund, if any, is not readily determinable. Neither the current Orbitex Funds nor Orbitex Management have been named in the suit.

ORBITEX GROUP OF FUNDS                                                        32
--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Orbitex Group of Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Strategic Natural Resources Fund, Info-Tech & Communications Fund, and Growth Fund (each a "Fund"), each a series of the Orbitex Group of Funds (the "Trust") at April 30, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 11, 1999

ORBITEX GROUP OF FUNDS                                                        33
--------------------------------------------------------------------------------

MEETING OF SHAREHOLDERS

ORBITEX GROUP OF FUNDS

A special meeting of the shareholders of the Trust was held on December 2, 1998 at the offices of the Trust, 410 Park Avenue, New York, New York. The matters voted upon by the shareholders and the resulting votes are presented below:

PROPOSAL 1--TO ELECT A BOARD OF TRUSTEES:

                                # OF SHARES VOTED    % OF SHARES VOTED
                                ------------------  -------------------
Ronald S. Altbach
  Affirmative                        644,487.6263           99.600%
  Withheld                             2,633.0000            0.400
                                ------------------        --------
  Total                              647,120.6263          100.000%
                                ------------------        --------
                                ------------------        --------
Thomas T. Bachmann
  Affirmative                        643,748.2260           99.500%
  Withheld                             3,372.4003            0.500
                                ------------------        --------
  Total                              647,120.6263          100.000%
                                ------------------        --------
                                ------------------        --------
Otto J. Felber
  Affirmative                        644,487.6263           99.600%
  Withheld                             2,633.0000            0.400
                                ------------------        --------
  Total                              647,120.6263          100.000%
                                ------------------        --------
                                ------------------        --------
Stephen H. Hamrick
  Affirmative                        644,487.6263           99.600%
  Withheld                             2,633.0000            0.400
                                ------------------        --------
  Total                              647,120.6263          100.000%
                                ------------------        --------
                                ------------------        --------
John D. Morgan
  Affirmative                        644,487.6263           99.600%
  Withheld                             2,633.0000            0.400
                                ------------------        --------
  TOTAL                              647,120.6263          100.000%
                                ------------------        --------
                                ------------------        --------
James L. Nelson
  Affirmative                        644,487.6263           99.600%
  Withheld                             2,633.0000            0.400
                                ------------------        --------
  Total                              647,120.6263          100.000%
                                ------------------        --------
                                ------------------        --------
Richard E. Stierwalt
  Affirmative                        644,487.6263           99.600%
  Withheld                             2,633.0000            0.400
                                ------------------        --------
  Total                              647,120.6263          100.000%
                                ------------------        --------
                                ------------------        --------

PROPOSAL 2--TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
  ACCOUNTANTS OF THE TRUST:

                                # OF SHARES VOTED    % OF SHARES VOTED
                                ------------------  -------------------
  Affirmative                        640,354.6263           98.955%
  Withheld                             1,624.0000            0.250
  Abstain                              5,142.0000            0.795
                                ------------------        --------
  Total                              647,120.6263          100.000%
                                ------------------        --------
                                ------------------        --------